THE ALGER FUNDS II
QUARTERLY REPORT
January 31, 2025 (UNAUDITED)

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—107.2%
AEROSPACE & DEFENSE—2.0%
HEICO Corp., Cl. A	343,395	$ 65,358,370
TransDigm Group, Inc.	6,515	8,817,010

		74,175,380
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
LVMH Moët Hennessy Louis Vuitton SE	32,177	23,534,405
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	68,237	19,374,531
APPLICATION SOFTWARE—7.6%
AppLovin Corp., Cl. A*	504,787	186,564,227
Autodesk, Inc.*	77,643	24,173,372
Bitdeer Technologies Group, Cl. A*	398,885	7,387,350
Cadence Design Systems, Inc.*	126,385	37,614,704
Core Scientific, Inc.*	1,347,361	16,532,119
Fair Isaac Corp.*	5,086	9,528,926
The Descartes Systems Group, Inc.*	64,478	7,468,487

		289,269,185
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Blackstone, Inc.	82,844	14,672,501
AUTOMOBILE MANUFACTURERS—3.6%
Ferrari NV	43,068	18,455,500
Tesla, Inc.+,*	291,582	117,974,077

		136,429,577
BIOTECHNOLOGY—2.6%
BioNTech SE ADR*	98,510	12,192,583
Natera, Inc.*	356,049	62,992,189
Nuvalent, Inc., Cl. A*	81,659	7,007,159
Sarepta Therapeutics, Inc.*	61,536	6,997,874
Vaxcyte, Inc.*	90,544	7,996,846

		97,186,651
BROADLINE RETAIL—11.6%
Amazon.com, Inc.+,*	1,514,128	359,877,943
Global-e Online Ltd.*	735,063	44,022,923
MercadoLibre, Inc.*	17,722	34,065,051

		437,965,917
BUILDING PRODUCTS—0.8%
Builders FirstSource, Inc.*	93,417	15,626,796
Trex Co., Inc.*	201,709	14,690,466

		30,317,262
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	58,736	10,901,989
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—107.2% (CONT.)
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	558,017	$ 23,408,813
Flutter Entertainment PLC*	52,706	14,134,230

		37,543,043
COAL & CONSUMABLE FUELS—0.6%
Cameco Corp.	435,231	21,517,821
CONSTRUCTION & ENGINEERING—0.7%
Quanta Services, Inc.	86,689	26,666,403
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Wabtec Corp.	90,243	18,763,325
CONSTRUCTION MATERIALS—0.7%
Martin Marietta Materials, Inc.	49,185	26,762,542
CONSUMER STAPLES MERCHANDISE RETAIL—0.6%
Costco Wholesale Corp.	10,130	9,926,184
Walmart, Inc.	131,557	12,913,635

		22,839,819
DIVERSIFIED SUPPORT SERVICES—0.3%
Cintas Corp.	61,572	12,349,496
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	155,677	46,699,986
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Vertiv Holdings Co., Cl. A	525,082	61,445,096
ELECTRONIC COMPONENTS—0.1%
Coherent Corp.*	41,247	3,732,441
ENVIRONMENTAL & FACILITIES SERVICES—2.3%
GFL Environmental, Inc.	2,050,435	88,435,261
FINANCIAL EXCHANGES & DATA—1.4%
S&P Global, Inc.	98,253	51,230,097
HEALTHCARE EQUIPMENT—1.7%
Intuitive Surgical, Inc.*	114,812	65,658,687
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
Talen Energy Corp.*	215,383	47,756,873
INTERACTIVE HOME ENTERTAINMENT—1.2%
Sea Ltd. ADR*	384,182	46,789,526
INTERACTIVE MEDIA & SERVICES—11.2%
Alphabet, Inc., Cl. C+	412,134	84,734,750
Meta Platforms, Inc., Cl. A	442,866	305,214,390
Pinterest, Inc., Cl. A*	1,043,154	34,382,356

		424,331,496
INTERNET SERVICES & INFRASTRUCTURE—1.7%
Cloudflare, Inc., Cl. A*	286,619	39,668,069
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—107.2% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—1.7% (CONT.)
Snowflake, Inc., Cl. A*	134,917	$ 24,488,785

		64,156,854
IT CONSULTING & OTHER SERVICES—0.2%
Accenture PLC, Cl. A	20,000	7,699,000
LIFE & HEALTH INSURANCE—0.2%
Oscar Health, Inc., Cl. A*	397,428	6,597,305
MOVIES & ENTERTAINMENT—4.5%
Liberty Media Corp. Series C Liberty Formula One*	437,404	41,859,563
Netflix, Inc.*	78,094	76,279,095
Spotify Technology SA*	92,559	50,773,240

		168,911,898
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	37,412	30,344,125
RESEARCH & CONSULTING SERVICES—0.6%
Equifax, Inc.	80,635	22,156,885
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
ASML Holding NV ADR	40,346	29,828,201
SEMICONDUCTORS—17.4%
Astera Labs, Inc.*	109,517	11,107,214
Broadcom, Inc.+	582,394	128,866,321
NVIDIA Corp.+	3,602,333	432,532,123
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	416,743	87,232,645

		659,738,303
SYSTEMS SOFTWARE—15.1%
Crowdstrike Holdings, Inc., Cl. A*	68,877	27,417,867
Microsoft Corp.+	1,122,129	465,750,863
Nebius Group NV, Cl. A*	1,471,029	48,043,807
ServiceNow, Inc.*	27,975	28,489,181

		569,701,718
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.+	1,014,119	239,332,084
TRADING COMPANIES & DISTRIBUTORS—0.1%
FTAI Aviation, Ltd.	18,371	1,846,837
TRANSACTION & PAYMENT PROCESSING SERVICES—3.1%
Block, Inc.*	340,660	30,938,741
Corpay, Inc.*	20,947	7,970,124
PayPal Holdings, Inc.*	223,705	19,815,789
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—107.2% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—3.1% (CONT.)
Visa, Inc., Cl. A	175,794	$ 60,086,389

		118,811,043
TOTAL COMMON STOCKS (Cost $1,715,568,720)		4,055,473,563
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.3%
Databricks, Inc. Series J(a),*,@	325,466	30,105,605
SB Technology, Inc. Series E(a),*,@	1,146,050	19,723,520

		49,829,125
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	2,912,012	—
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc.,Series G(a),*,@	188,583	6,379,763
TOTAL PREFERRED STOCKS (Cost $75,958,569)		56,208,888
REAL ESTATE INVESTMENT TRUST—0.9%
DATA CENTER—0.9%
Equinix, Inc.	39,472	36,063,988
(Cost $32,348,135)		36,063,988
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		6,070,512
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		3,778,584

		9,849,096
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		9,849,096
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	75,089	$ 75,089
(Cost $75,089)		75,089

Total Investments (Cost $1,835,875,513)	109.9%	$4,157,670,624
Affiliated Securities (Cost $11,925,000)		9,849,096
Unaffiliated Securities (Cost $1,823,950,513)		4,147,821,528
Securities Sold Short (Proceeds $369,814,230)	(9.7)%	(368,681,180)
Liabilities in Excess of Other Assets	(0.2)%	(5,778,239)
NET ASSETS	100.0%	$3,783,211,205

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Chime Financial, Inc.,Series G	8/24/21	$13,025,390	$6,379,763	0.2%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	6,070,512	0.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	3,778,584	0.1%
Databricks, Inc. Series J	12/17/24	30,105,605	30,105,605	0.8%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	—	0.0%
SB Technology, Inc. Series E	10/23/24-12/18/24	19,723,520	19,723,520	0.5%
Total		$87,883,569	$66,057,984	1.8%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(9.7)%
ADVERTISING—(0.1)%
The Interpublic Group of Cos., Inc.	(179,534)	$(5,147,240)
The Trade Desk, Inc., Cl. A*	(14,435)	(1,713,146)

		(6,860,386)
AEROSPACE & DEFENSE—(0.2)%
Lockheed Martin Corp.	(19,894)	(9,209,927)
APPLICATION SOFTWARE—(0.3)%
Datadog, Inc., Cl. A*	(12,500)	(1,783,875)
Five9, Inc.*	(60,000)	(2,459,400)
Intuit, Inc.	(6,342)	(3,814,776)
Samsara, Inc., Cl. A*	(73,517)	(3,786,125)

		(11,844,176)
AUTOMOBILE MANUFACTURERS—(0.1)%
General Motors Co.	(111,162)	(5,498,073)
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
QuantumScape Corp., Cl. A*	(337,970)	(1,747,305)
BROADLINE RETAIL—(0.1)%
Kohl's Corp.	(177,000)	(2,338,170)
BUILDING PRODUCTS—(0.2)%
A.O. Smith Corp.	(40,971)	(2,757,348)
Advanced Drainage Systems, Inc.	(21,000)	(2,539,110)

		(5,296,458)
CASINOS & GAMING—(0.1)%
Light & Wonder, Inc.*	(38,548)	(3,388,755)
COMMODITY CHEMICALS—(0.1)%
Olin Corp.	(70,453)	(2,063,568)
CONSTRUCTION & ENGINEERING—(0.1)%
Dycom Industries, Inc.*	(14,000)	(2,648,240)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.1)%
Blue Bird Corp.*	(125,107)	(4,456,311)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.1)%
Dollar General Corp.	(50,000)	(3,553,000)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Genpact, Ltd.	(45,000)	(2,191,050)
DISTILLERS & VINTNERS—(0.1)%
Constellation Brands, Inc., Cl.A	(16,000)	(2,892,800)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(9.7)% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Fluence Energy, Inc.*	(219,353)	$(2,853,783)
EXCHANGE TRADED FUNDS—(0.4)%
Consumer Discretionary Select Sector SPDR Fund	(35,989)	(8,355,566)
Energy Select Sector SPDR Fund	(85,710)	(7,511,624)

		(15,867,190)
HEALTHCARE FACILITIES—(0.1)%
Universal Health Services, Inc., Cl.B	(31,000)	(5,845,360)
HEALTHCARE SUPPLIES—(0.4)%
Align Technology, Inc.*	(37,486)	(8,213,557)
DENTSPLY SIRONA, Inc.	(371,085)	(7,332,640)

		(15,546,197)
HOTELS RESORTS & CRUISE LINES—(0.4)%
Airbnb, Inc., Cl. A*	(58,777)	(7,709,779)
Hilton Worldwide Holdings, Inc.	(33,500)	(8,578,345)

		(16,288,124)
HOUSEHOLD PRODUCTS—(0.1)%
The Procter & Gamble Co.	(29,000)	(4,813,710)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.2)%
Xylem, Inc.	(51,397)	(6,375,284)
INTEGRATED OIL & GAS—(0.1)%
Occidental Petroleum Corp.	(76,192)	(3,554,357)
IT CONSULTING & OTHER SERVICES—0.0%
Cognizant Technology Solutions Corp., Cl.A	(23,052)	(1,904,326)
LIFE SCIENCES TOOLS & SERVICES—(0.5)%
Agilent Technologies, Inc.	(47,000)	(7,121,440)
Bruker Corp.	(66,000)	(3,837,900)
Medpace Holdings, Inc.*	(21,000)	(7,332,150)

		(18,291,490)
MANAGED HEALTHCARE—(0.2)%
Centene Corp.*	(101,041)	(6,469,655)
MARKET INDICES—(2.9)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(226,281)	(21,311,145)
Invesco QQQ Trust Series 1	(46,619)	(24,348,637)
iShares MSCI India ETF	(267,827)	(13,656,499)
SPDR S&P 500 ETF Trust	(84,298)	(50,732,222)

		(110,048,503)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(9.7)% (CONT.)
METAL, GLASS & PLASTIC CONTAINERS—(0.2)%
Ball Corp.	(139,591)	$(7,775,219)
MOVIES & ENTERTAINMENT—(0.1)%
Universal Music Group NV	(140,614)	(3,922,037)
OIL & GAS REFINING & MARKETING—(0.1)%
Phillips 66	(21,000)	(2,475,270)
PACKAGED FOODS & MEATS—(0.3)%
The Hershey Co.	(40,652)	(6,067,311)
WK Kellogg Co.	(243,882)	(4,046,002)

		(10,113,313)
PHARMACEUTICALS—(0.1)%
Merck & Co., Inc.	(32,109)	(3,173,011)
RESEARCH & CONSULTING SERVICES—(0.1)%
CACI International, Inc., Cl.A*	(8,764)	(3,385,183)
RESTAURANTS—(0.4)%
First Watch Restaurant Group, Inc.*	(178,218)	(3,739,014)
Starbucks Corp.	(57,683)	(6,211,305)
Wingstop, Inc.	(11,144)	(3,319,798)

		(13,270,117)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(0.2)%
Entegris, Inc.	(71,167)	(7,226,297)
SEMICONDUCTORS—0.0%
GLOBALFOUNDRIES, Inc.*	(33,011)	(1,368,966)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(0.2)%
PepsiCo, Inc.	(40,372)	(6,083,657)
SPECIALTY CHEMICALS—(0.1)%
International Flavors & Fragrances, Inc.	(63,888)	(5,564,006)
STEEL—(0.1)%
ATI, Inc.*	(62,274)	(3,555,223)
SYSTEMS SOFTWARE—(0.5)%
iShares Expanded Tech-Software Sector ETF*	(55,000)	(5,658,950)
Oracle Corp	(46,459)	(7,900,818)
Teradata Corp.*	(185,949)	(5,933,633)

		(19,493,401)
TECHNOLOGY DISTRIBUTORS—0.0%
Insight Enterprises, Inc.*	(11,112)	(1,919,598)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(9.7)% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
Western Digital Corp.*	(60,595)	$(3,946,552)
TRADING COMPANIES & DISTRIBUTORS—(0.1)%
WW Grainger, Inc.	(3,353)	(3,563,132)
TOTAL COMMON STOCKS (Proceeds $369,814,230)		$(368,681,180)
Total Securities Sold Short (Proceeds $369,814,230)		$(368,681,180)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—77.5%
ADVERTISING—0.2%
The Trade Desk, Inc., Cl. A+,*	4,002	$ 474,957
AEROSPACE & DEFENSE—6.2%
AAR Corp.*	6,253	423,703
Cadre Holdings, Inc.	11,649	449,069
HEICO Corp.+	15,586	3,724,119
HEICO Corp., Cl. A	1,722	327,748
Kratos Defense & Security Solutions, Inc.+,*	18,434	615,143
Loar Holdings, Inc.*	7,365	585,370
StandardAero, Inc.*	572	15,353
TransDigm Group, Inc.+	5,153	6,973,761

		13,114,266
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Amer Sports, Inc.*	44,422	1,420,171
Burberry Group PLC	36,143	528,241
LVMH Moët Hennessy Louis Vuitton SE	97	70,946

		2,019,358
APPAREL RETAIL—0.7%
Aritzia, Inc.*	29,891	1,437,631
APPLICATION SOFTWARE—5.1%
Agilysys, Inc.*	6,803	613,767
AppLovin Corp., Cl. A*	14,008	5,177,217
HubSpot, Inc.*	2,781	2,167,873
Intapp, Inc.*	1,111	79,203
nCino, Inc.*	7,508	255,347
PROS Holdings, Inc.*	17,766	419,633
SPS Commerce, Inc.+,*	5,723	1,056,923
The Descartes Systems Group, Inc.*	5,595	648,069
Vertex, Inc., Cl. A+,*	7,882	455,185

		10,873,217
ASSET MANAGEMENT & CUSTODY BANKS—3.2%
Hamilton Lane, Inc., Cl. A+	19,345	3,079,337
StepStone Group, Inc., Cl. A+	58,188	3,728,687

		6,808,024
AUTOMOBILE MANUFACTURERS—0.2%
Tesla, Inc.*	800	323,680
AUTOMOTIVE RETAIL—0.6%
Carvana Co.*	5,291	1,309,417
BIOTECHNOLOGY—6.1%
ACADIA Pharmaceuticals, Inc.+,*	145,108	2,707,715
BioMarin Pharmaceutical, Inc.+,*	14,486	917,833
BioNTech SE ADR*	5,371	664,769
Forte Biosciences, Inc.*	81,534	1,295,575
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.5% (CONT.)
BIOTECHNOLOGY—6.1% (CONT.)
Natera, Inc.+,*	38,991	$ 6,898,288
Ultragenyx Pharmaceutical, Inc.*	14,280	614,468

		13,098,648
BROADLINE RETAIL—4.7%
Amazon.com, Inc.+,*	25,012	5,944,852
Global-e Online Ltd.*	10,877	651,423
MercadoLibre, Inc.+,*	1,010	1,941,412
Ollie's Bargain Outlet Holdings, Inc.+,*	13,805	1,539,396

		10,077,083
CARGO GROUND TRANSPORTATION—0.9%
Old Dominion Freight Line, Inc.	696	129,185
RXO, Inc.*	47,181	1,210,193
XPO, Inc.*	3,665	489,900

		1,829,278
COMMUNICATIONS EQUIPMENT—0.6%
Arista Networks, Inc.+,*	11,498	1,324,915
CONSUMER FINANCE—2.9%
Upstart Holdings, Inc.+,*	96,802	6,267,445
DIVERSIFIED SUPPORT SERVICES—1.0%
Cintas Corp.	6,430	1,289,665
VSE Corp.	7,219	738,865

		2,028,530
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Enovix Corp.*	184,888	2,229,749
Vertiv Holdings Co., Cl. A+	19,340	2,263,167

		4,492,916
ELECTRONIC COMPONENTS—0.7%
Coherent Corp.*	15,769	1,426,937
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Novanta, Inc.*	3,279	490,735
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Casella Waste Systems, Inc., Cl. A+,*	4,486	482,424
GFL Environmental, Inc.	14,455	623,444
Montrose Environmental Group, Inc.+,*	15,504	322,793
Waste Connections, Inc.+	5,372	987,213

		2,415,874
FINANCIAL EXCHANGES & DATA—0.3%
S&P Global, Inc.	1,322	689,304
FOOTWEAR—0.3%
On Holding AG, Cl. A*	10,772	645,027
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.5% (CONT.)
HEALTHCARE DISTRIBUTORS—0.3%
McKesson Corp.	1,077	$ 640,546
HEALTHCARE EQUIPMENT—5.4%
Boston Scientific Corp.*	9,385	960,649
Glaukos Corp.+,*	10,634	1,663,583
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	2,753,359
Inmode, Ltd.*	20,452	351,979
Inogen, Inc.*	24,644	288,088
Inspire Medical Systems, Inc.+,*	1,898	367,263
Insulet Corp.+,*	1,322	368,018
Intuitive Surgical, Inc.*	3,957	2,262,929
Tandem Diabetes Care, Inc.*	69,692	2,582,786

		11,598,654
HEALTHCARE FACILITIES—0.5%
Tenet Healthcare Corp.*	6,843	964,110
HEALTHCARE SERVICES—0.1%
NeoGenomics, Inc.*	22,084	315,801
HEALTHCARE SUPPLIES—0.6%
Neogen Corp.*	114,427	1,311,333
HEALTHCARE TECHNOLOGY—0.6%
Veeva Systems, Inc., Cl. A*	4,179	974,793
Waystar Holding Corp.*	5,331	214,253

		1,189,046
HEAVY ELECTRICAL EQUIPMENT—0.5%
GE Vernova, Inc.	2,778	1,035,861
HOTELS RESORTS & CRUISE LINES—0.7%
Trip.com Group Ltd. ADR*	21,938	1,539,389
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
First Advantage Corp.*	11,464	216,440
Paycor HCM, Inc.*	66,507	1,471,800
Paylocity Holding Corp.+,*	10,336	2,124,255

		3,812,495
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.0%
Talen Energy Corp.*	10,072	2,233,265
INTERACTIVE HOME ENTERTAINMENT—1.7%
Roblox Corp., Cl. A*	13,660	970,816
Sea Ltd. ADR*	16,091	1,959,723
Take-Two Interactive Software, Inc.*	3,415	633,517

		3,564,056
INTERACTIVE MEDIA & SERVICES—3.1%
Meta Platforms, Inc., Cl. A+	9,436	6,503,102
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.5% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—1.3%
Cloudflare, Inc., Cl. A*	13,995	$ 1,936,908
Wix.com Ltd.*	3,539	845,432

		2,782,340
INVESTMENT BANKING & BROKERAGE—0.6%
Goldman Sachs Group, Inc.	2,002	1,282,081
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A+,*	4,369	472,551
MANAGED HEALTHCARE—0.6%
Progyny, Inc.+,*	51,588	1,195,294
MOVIES & ENTERTAINMENT—3.0%
Netflix, Inc.+,*	4,697	4,587,842
Spotify Technology SA+,*	2,120	1,162,926
TKO Group Holdings, Inc., Cl. A*	4,106	637,292

		6,388,060
OIL & GAS EQUIPMENT & SERVICES—0.1%
Core Laboratories, Inc.+	17,682	300,064
PASSENGER AIRLINES—0.1%
Joby Aviation, Inc.*	31,825	262,875
PASSENGER GROUND TRANSPORTATION—0.2%
Uber Technologies, Inc.*	4,923	329,103
PROPERTY & CASUALTY INSURANCE—0.5%
Palomar Holdings, Inc.*	10,407	1,122,603
REAL ESTATE SERVICES—2.8%
CoStar Group, Inc.*	13,770	1,054,782
FirstService Corp.+	26,845	4,882,300

		5,937,082
RESTAURANTS—1.6%
Kura Sushi USA, Inc., Cl. A*	8,279	662,320
Shake Shack, Inc., Cl. A*	5,452	644,045
The Cheesecake Factory, Inc.	27,921	1,567,764
Wingstop, Inc.	1,817	541,284

		3,415,413
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
ASML Holding NV ADR	2,197	1,624,264
SEMICONDUCTORS—7.5%
Astera Labs, Inc.*	18,743	1,900,915
Broadcom, Inc.+	5,846	1,293,544
First Solar, Inc.*	7,855	1,315,870
Impinj, Inc.*	1,420	180,184
Marvell Technology, Inc.	13,794	1,556,791
NVIDIA Corp.+	10,504	1,261,215
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—77.5% (CONT.)
SEMICONDUCTORS—7.5% (CONT.)
Semtech Corp.*	80,604	$ 5,397,244
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,478	3,030,535

		15,936,298
SYSTEMS SOFTWARE—2.1%
Crowdstrike Holdings, Inc., Cl. A*	4,079	1,623,728
Microsoft Corp.+	3,134	1,300,798
Nebius Group NV, Cl. A*	49,373	1,612,522

		4,537,048
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
Apple, Inc.+	5,445	1,285,020
TRADING COMPANIES & DISTRIBUTORS—0.6%
SiteOne Landscape Supply, Inc.+,*	3,973	565,358
Transcat, Inc.*	3,181	245,000
Xometry, Inc., Cl. A*	11,056	367,170

		1,177,528
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Block, Inc.*	10,733	974,771
Flywire Corp.+,*	12,550	242,592

		1,217,363
TOTAL COMMON STOCKS (Cost $120,323,659)		165,119,887
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc. Series E(a),*,@	114,903	1,977,481
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	41,418	—
HEALTHCARE EQUIPMENT—0.5%
Impulse Dynamics PLC, Series F-1(a),*,@	718,468	962,747
TOTAL PREFERRED STOCKS (Cost $2,880,391)		2,940,228
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	—
(Cost $67,638)		—
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		763,976
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.6% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—0.6% (CONT.)
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		$ 454,256

		1,218,232
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		1,218,232
SHORT-TERM SECURITIES—6.9%
MONEY MARKET FUNDS—4.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(c)	8,669,188	8,669,188
(Cost $8,669,188)		8,669,188
U.S. TREASURY OBLIGATIONS—2.8%
United States Treasury Bill, 0.00%, 2/6/25	6,000,000	5,996,500
(Cost $5,996,500)		5,996,500
TOTAL SHORT-TERM SECURITIES (Cost $14,665,688)		14,665,688

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.2%
EXCHANGE-TRADED OPTIONS PURCHASED—0.2%
Invesco QQQ Trust Series 1, 3/21/2025,525.00	12,534,960	BNP Paribas	240	341,280
Trump Media & Technology Group Corp., 6/20/2025,50.00	50,976	Bank of America	16	33,152
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
Purchased Put Options—0.2% (CONT.)
EXCHANGE-TRADED OPTIONS PURCHASED—0.2% (CONT.)
Trump Media & Technology Group Corp., 12/19/2025,50.00	$ 86,022	Bank of America	27	$ 59,130

				433,562
TOTAL PURCHASED PUT OPTIONS (Cost $447,117)				433,562

Total Investments (Cost $139,859,493)			86.6%	$184,377,597
Affiliated Securities (Cost $1,475,000)				1,218,232
Unaffiliated Securities (Cost $138,384,493)				183,159,365
Securities Sold Short (Proceeds $58,295,580)			(24.6)%	(52,322,602)
Other Assets in Excess of Liabilities			38.0%	80,901,711
NET ASSETS			100.0%	$212,956,706

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$763,976	0.4%
Crosslink Ventures C, LLC, Cl. B	12/2/20	550,000	454,256	0.2%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	2,753,359	1.3%
Impulse Dynamics PLC, Series F-1	6/2/23	716,529	962,747	0.5%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	—	0.0%
SB Technology, Inc. Series E	10/23/24	1,977,481	1,977,481	0.9%
Tolero CDR	2/6/17	67,638	—	0.0%
Total		$7,908,294	$6,911,819	3.3%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

Over the counter - Contracts for difference outstanding as of January 31, 2025:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(93,834)	BNP Paribas	SES AI Corp.	$25,974	$25,974	$—	$25,974
Total			$25,974	$25,974	$—	$25,974
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(24.6)%
ADVERTISING—(0.6)%
The Interpublic Group of Cos., Inc.	(45,060)	$(1,291,870)
AEROSPACE & DEFENSE—(0.7)%
Archer Aviation, Inc., Cl. A*	(17,621)	(166,518)
General Dynamics Corp.	(4,606)	(1,183,650)

		(1,350,168)
APPAREL ACCESSORIES & LUXURY GOODS—(0.4)%
Oxford Industries, Inc.	(9,308)	(780,569)
APPLICATION SOFTWARE—(2.6)%
Confluent, Inc., Cl. A*	(31,287)	(928,598)
Dave, Inc.*	(883)	(84,609)
Dynatrace Inc*	(10,905)	(629,764)
Elastic NV*	(6,918)	(778,828)
Procore Technologies, Inc.*	(9,835)	(782,473)
SoundHound AI, Inc., Cl. A*	(18,376)	(260,020)
Unity Software, Inc.*	(56,686)	(1,258,429)
Workday, Inc., Cl. A*	(2,994)	(784,608)

		(5,507,329)
AUTOMOBILE MANUFACTURERS—(1.4)%
Fisker, Inc.*	(55,316)	—
General Motors Co.	(22,920)	(1,133,623)
Lucid Group, Inc.*	(448,543)	(1,237,979)
Rivian Automotive, Inc. , Cl. A*	(17,626)	(221,383)
Thor Industries Inc	(4,555)	(468,436)

		(3,061,421)
AUTOMOTIVE PARTS & EQUIPMENT—(0.2)%
QuantumScape Corp., Cl. A*	(77,745)	(401,942)
BIOTECHNOLOGY—(0.2)%
Twist Bioscience Corp.*	(7,213)	(377,745)
BUILDING PRODUCTS—(1.0)%
A.O. Smith Corp.	(19,436)	(1,308,043)
Masterbrand, Inc.*	(54,922)	(951,249)

		(2,259,292)
COMMODITY CHEMICALS—(0.5)%
PureCycle Technologies, Inc.*	(103,852)	(966,862)
CONSTRUCTION & ENGINEERING—(0.6)%
Ameresco, Inc., Cl.A*	(58,439)	(1,322,475)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.1)%
Blue Bird Corp.*	(6,888)	(245,351)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.6)% (CONT.)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.2)%
Dollar General Corp.	(4,486)	$(318,775)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.3)%
Fluence Energy, Inc.*	(49,520)	(644,255)
ELECTRONIC COMPONENTS—(0.3)%
Belden, Inc.	(5,490)	(639,420)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.1)%
SmartRent, Inc.*	(96,254)	(141,493)
ELECTRONIC MANUFACTURING SERVICES—(0.2)%
IPG Photonics Corp.*	(4,825)	(353,817)
FOOD RETAIL—(0.4)%
Maplebear, Inc.*	(16,176)	(780,977)
HEALTHCARE EQUIPMENT—(0.2)%
TransMedics Group, Inc.*	(5,926)	(400,301)
HEALTHCARE FACILITIES—(0.5)%
Universal Health Services, Inc., Cl.B	(5,130)	(967,313)
HEALTHCARE SERVICES—(1.1)%
23andMe Holding Co., Cl. A*	(25,272)	(78,343)
CVS Health Corp.	(18,884)	(1,066,568)
DocGo, Inc.*	(4,671)	(22,841)
The Cigna Group	(4,584)	(1,348,659)

		(2,516,411)
HEALTHCARE SUPPLIES—(0.3)%
Align Technology, Inc.*	(1,225)	(268,410)
STAAR Surgical Co.*	(17,608)	(425,938)

		(694,348)
HEALTHCARE TECHNOLOGY—(0.2)%
Simulations Plus, Inc.	(10,976)	(376,696)
HOMEFURNISHING RETAIL—(0.1)%
Wayfair, Inc., Cl.A*	(6,415)	(310,294)
HOTELS RESORTS & CRUISE LINES—0.0%
Soho House & Co., Inc.*	(13,368)	(105,206)
HOUSEHOLD PRODUCTS—(0.2)%
The Clorox Co.	(2,045)	(324,501)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.4)%
Dayforce, Inc.*	(11,046)	(781,394)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.6)% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.3)%
Desktop Metal, Inc., Cl. A*	(774)	$(1,757)
Symbotic, Inc.*	(24,510)	(719,368)
Velo3D, Inc.*	(11,253)	(14,789)

		(735,914)
INTERACTIVE MEDIA & SERVICES—(0.3)%
Rumble, Inc.*	(40,998)	(507,555)
Trump Media & Technology Group Corp.*	(6,681)	(212,857)

		(720,412)
IT CONSULTING & OTHER SERVICES—(0.7)%
Globant SA*	(6,770)	(1,444,176)
LIFE SCIENCES TOOLS & SERVICES—(0.9)%
Charles River Laboratories International, Inc.*	(3,932)	(647,836)
Fortrea Holdings, Inc.*	(21,779)	(366,105)
Medpace Holdings, Inc.*	(2,244)	(783,493)

		(1,797,434)
MANAGED HEALTHCARE—(0.3)%
Molina Healthcare, Inc.*	(2,342)	(726,980)
MARKET INDICES—(2.5)%
iShares China Large-Cap ETF	(60,221)	(1,920,448)
KraneShares CSI China Internet ETF	(50,838)	(1,590,213)
Xtrackers Harvest CSI 300 China A-Shares ETF	(73,021)	(1,898,546)

		(5,409,207)
METAL, GLASS & PLASTIC CONTAINERS—(0.2)%
Ball Corp.	(6,998)	(389,789)
MOVIES & ENTERTAINMENT—(0.6)%
Sphere Entertainment Co.*	(7,175)	(334,355)
Vivid Seats, Inc., Cl. A*	(13,669)	(58,777)
Warner Music Group Corp., Cl. A	(24,940)	(793,092)

		(1,186,224)
PACKAGED FOODS & MEATS—(0.3)%
WK Kellogg Co.	(38,936)	(645,948)
PASSENGER GROUND TRANSPORTATION—(0.5)%
Lyft, Inc., Cl.A*	(72,410)	(980,431)
PROPERTY & CASUALTY INSURANCE—(0.4)%
Lemonade, Inc.*	(26,396)	(877,403)
REAL ESTATE OPERATING COMPANIES—(0.1)%
Seritage Growth Properties, Cl.A*	(51,728)	(193,463)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.6)% (CONT.)
REAL ESTATE SERVICES—0.0%
Opendoor Technologies, Inc.*	(59,125)	$(81,592)
REGIONAL BANKS—(0.2)%
Bank OZK	(10,314)	(523,848)
RESEARCH & CONSULTING SERVICES—(0.2)%
Franklin Covey Co.*	(12,979)	(492,034)
RESTAURANTS—(0.5)%
First Watch Restaurant Group, Inc.*	(18,720)	(392,746)
Starbucks Corp.	(6,047)	(651,141)

		(1,043,887)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(1.3)%
Enphase Energy, Inc.*	(17,528)	(1,091,644)
Entegris, Inc.	(11,471)	(1,164,765)
iShares Semiconductor ETF	(3,162)	(689,727)

		(2,946,136)
SEMICONDUCTORS—(1.7)%
Analog Devices, Inc.	(5,118)	(1,084,453)
indie Semiconductor, Inc., Cl. A*	(47,658)	(195,398)
NXP Semiconductors NV	(5,593)	(1,166,420)
Texas Instruments, Inc.	(6,344)	(1,171,166)

		(3,617,437)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(0.2)%
Monster Beverage Corp.*	(8,116)	(395,330)
SPECIALTY CHEMICALS—(0.2)%
Aspen Aerogels, Inc.*	(27,325)	(319,429)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
Super Micro Computer, Inc.*	(3,998)	(114,023)
TRADING COMPANIES & DISTRIBUTORS—(0.3)%
WW Grainger, Inc.	(586)	(622,725)
TOTAL COMMON STOCKS (Proceeds $58,125,703)		$(52,184,047)
REAL ESTATE INVESTMENT TRUST—0.0%
DIVERSIFIED—0.0%
Empire State Realty Trust, Inc.	(9,953)	(95,151)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—0.0% (CONT.)
OFFICE—0.0%
Paramount Group, Inc.	(8,876)	$(43,404)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $169,877)		$(138,555)
Total Securities Sold Short (Proceeds $58,295,580)		$(52,322,602)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.6%
ARGENTINA—3.2%
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Vista Energy SAB de CV ADR*	5,760	$ 310,752
RESTAURANTS—1.4%
Arcos Dorados Holdings, Inc., Cl. A	32,367	250,844

TOTAL ARGENTINA (Cost $727,858)		561,596
BRAZIL—6.4%
BROADLINE RETAIL—2.4%
MercadoLibre, Inc.*	216	415,193
DIVERSIFIED BANKS—1.5%
NU Holdings, Ltd., Cl. A*	20,285	268,573
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Orizon Valorizacao de Residuos SA*	22,896	162,355
OIL & GAS EXPLORATION & PRODUCTION—1.6%
PRIO SA*	39,437	276,678

TOTAL BRAZIL (Cost $800,990)		1,122,799
CHINA—23.8%
APPAREL ACCESSORIES & LUXURY GOODS—3.1%
ANTA Sports Products, Ltd.	51,195	544,676
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.9%
Weichai Power Co., Ltd., Cl. H	289,148	503,175
HOTELS RESORTS & CRUISE LINES—3.2%
Trip.com Group Ltd.*	7,947	557,641
INTERACTIVE MEDIA & SERVICES—6.3%
Tencent Holdings, Ltd.	20,805	1,094,659
PERSONAL CARE PRODUCTS—2.7%
Proya Cosmetics Co., Ltd., Cl. A	41,558	481,675
RESTAURANTS—3.4%
Meituan, Cl. B*	30,894	587,992
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.2%
NAURA Technology Group Co., Ltd., Cl. A	7,400	386,051

TOTAL CHINA (Cost $4,120,630)		4,155,869
GREECE—3.5%
CASINOS & GAMING—1.8%
OPAP SA	17,922	307,439
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
GREECE—3.5% (CONT.)
INDUSTRIAL CONGLOMERATES—1.7%
Metlen Energy & Metals SA	8,292	$ 298,070

TOTAL GREECE (Cost $527,909)		605,509
HUNGARY—2.3%
PHARMACEUTICALS—2.3%
Richter Gedeon Nyrt	15,476	400,806
(Cost $427,534)
INDIA—13.0%
AEROSPACE & DEFENSE—2.5%
Bharat Electronics, Ltd.	130,697	438,938
DIVERSIFIED BANKS—3.1%
ICICI Bank, Ltd. ADR	19,043	545,963
HOTELS RESORTS & CRUISE LINES—1.9%
MakeMyTrip, Ltd.*	2,991	326,827
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.4%
JSW Energy, Ltd.	42,688	249,594
IT CONSULTING & OTHER SERVICES—2.2%
HCL Technologies, Ltd.	19,485	386,683
MOTORCYCLE MANUFACTURERS—1.9%
TVS Motor Co., Ltd.	11,289	319,399

TOTAL INDIA (Cost $1,866,823)		2,267,404
INDONESIA—2.1%
DIVERSIFIED BANKS—2.1%
PT Bank Central Asia Tbk	635,187	366,935
(Cost $398,040)
MEXICO—2.5%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.5%
Arca Continental SAB de CV	46,781	426,181
(Cost $525,876)
PHILIPPINES—2.8%
MARINE PORTS & SERVICES—2.8%
International Container Terminal Services, Inc.	81,605	487,262
(Cost $395,426)
SAUDI ARABIA—1.8%
IT CONSULTING & OTHER SERVICES—1.8%
Elm Co.	1,030	319,892
(Cost $310,938)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
SOUTH AFRICA—4.2%
DIVERSIFIED BANKS—2.7%
Capitec Bank Holdings, Ltd.	2,960	$ 471,288
FOOD RETAIL—1.5%
Shoprite Holdings, Ltd.	17,434	266,119

TOTAL SOUTH AFRICA (Cost $600,666)		737,407
SOUTH KOREA—6.8%
HEALTHCARE EQUIPMENT—1.0%
Classys, Inc.	4,819	178,501
LIFE SCIENCES TOOLS & SERVICES—2.6%
Samsung Biologics Co., Ltd.*	602	445,237
SEMICONDUCTORS—3.2%
SK Hynix, Inc.	4,131	556,155

TOTAL SOUTH KOREA (Cost $1,284,246)		1,179,893
TAIWAN—14.9%
SEMICONDUCTORS—13.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	49,770	1,660,980
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,888	604,516
		2,265,496
ELECTRONIC COMPONENTS—1.9%
E Ink Holdings, Inc.	40,495	339,897

TOTAL TAIWAN (Cost $1,434,569)		2,605,393
TURKEY—3.7%
FOOD RETAIL—1.9%
BIM Birlesik Magazalar AS	21,674	332,507
HEALTHCARE FACILITIES—1.8%
MLP Saglik Hizmetleri AS*	27,958	305,746

TOTAL TURKEY (Cost $470,437)		638,253
UNITED ARAB EMIRATES—2.7%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.7%
Aldar Properties PJSC	222,710	463,356
(Cost $306,938)
UNITED KINGDOM—1.5%
INTERACTIVE MEDIA & SERVICES—1.5%
Baltic Classifieds Group PLC	62,763	266,190
(Cost $269,144)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.6% (CONT.)
UNITED STATES—2.4%
CONSUMER STAPLES MERCHANDISE RETAIL—2.4%
PriceSmart, Inc.	4,534	$ 412,458
(Cost $413,539)
TOTAL COMMON STOCKS (Cost $14,881,563)		17,017,203

MONEY MARKET FUNDS—2.5%
UNITED STATES—2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(a)	443,838	$ 443,838
(Cost $443,838)

Total Investments (Cost $15,325,401)	100.1%	$17,461,041
Unaffiliated Securities (Cost $15,325,401)		17,461,041
Liabilities in Excess of Other Assets	(0.1)%	(22,768)
NET ASSETS	100.0%	$17,438,273

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.2%
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	901	$ 373,194
APPLICATION SOFTWARE—6.9%
Adobe, Inc.*	4,449	1,946,215
AppLovin Corp., Cl. A*	5,939	2,194,995
Autodesk, Inc.*	2,604	810,729
Intuit, Inc.	905	544,367
Salesforce, Inc.	3,608	1,232,854

		6,729,160
AUTOMOBILE MANUFACTURERS—1.7%
Tesla, Inc.*	4,057	1,641,462
BIOTECHNOLOGY—3.1%
AbbVie, Inc.	3,117	573,216
Amgen, Inc.	2,109	601,951
BioNTech SE ADR*	1,637	202,611
Vaxcyte, Inc.*	4,005	353,722
Vertex Pharmaceuticals, Inc.*	2,810	1,297,321

		3,028,821
BROADLINE RETAIL—9.6%
Amazon.com, Inc.*	34,234	8,136,737
MercadoLibre, Inc.*	626	1,203,291

		9,340,028
BUILDING PRODUCTS—0.4%
Allegion PLC	2,928	388,633
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	1,522	282,498
DIVERSIFIED SUPPORT SERVICES—0.3%
Cintas Corp.	1,256	251,916
ELECTRIC UTILITIES—1.4%
Constellation Energy Corp.	2,939	881,641
NextEra Energy, Inc.	6,846	489,900

		1,371,541
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Eaton Corp. PLC	1,846	602,608
NEXTracker, Inc., Cl. A*	6,913	348,553
Vertiv Holdings Co., Cl. A	14,930	1,747,109

		2,698,270
ELECTRONIC COMPONENTS—0.3%
Coherent Corp.*	2,905	262,873
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
Trimble, Inc.*	5,902	442,414
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
ELECTRONIC MANUFACTURING SERVICES—1.5%
Flex, Ltd.*	36,197	$ 1,507,605
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Tetra Tech, Inc.	14,330	527,344
Veralto Corp.	5,900	610,001

		1,137,345
FINANCIAL EXCHANGES & DATA—1.6%
S&P Global, Inc.	3,044	1,587,172
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	5,349	411,338
On Holding AG, Cl. A*	9,359	560,417

		971,755
HEALTHCARE EQUIPMENT—0.7%
Intuitive Surgical, Inc.*	1,193	682,253
HEAVY ELECTRICAL EQUIPMENT—0.6%
GE Vernova, Inc.	1,631	608,167
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	3,898	1,605,898
HOUSEHOLD PRODUCTS—0.9%
The Procter & Gamble Co.	5,448	904,314
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	2,086	699,352
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Xylem, Inc.	3,971	492,563
INTERACTIVE MEDIA & SERVICES—6.9%
Alphabet, Inc., Cl. A	15,133	3,087,435
Alphabet, Inc., Cl. C	11,801	2,426,286
Pinterest, Inc., Cl. A*	36,342	1,197,832

		6,711,553
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	9,717	1,345,124
IT CONSULTING & OTHER SERVICES—0.8%
Accenture PLC, Cl. A	1,947	749,498
LIFE SCIENCES TOOLS & SERVICES—1.5%
Agilent Technologies, Inc.	4,352	659,415
Danaher Corp.	3,855	858,663

		1,518,078
MANAGED HEALTHCARE—1.0%
UnitedHealth Group, Inc.	1,790	971,057
MOVIES & ENTERTAINMENT—3.5%
Netflix, Inc.*	2,283	2,229,943
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.2% (CONT.)
MOVIES & ENTERTAINMENT—3.5% (CONT.)
Spotify Technology SA*	2,125	$ 1,165,669

		3,395,612
PHARMACEUTICALS—1.4%
Merck & Co., Inc.	7,610	752,020
Zoetis, Inc.	3,640	622,076

		1,374,096
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	2,279	564,713
RESTAURANTS—0.5%
Starbucks Corp.	4,304	463,455
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
ASML Holding NV ADR	1,521	1,124,490
Lam Research Corp.	20,853	1,690,136

		2,814,626
SEMICONDUCTORS—14.6%
Broadcom, Inc.	2,216	490,334
First Solar, Inc.*	2,420	405,398
Marvell Technology, Inc.	6,487	732,123
NVIDIA Corp.	94,909	11,395,724
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,967	1,249,013

		14,272,592
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.7%
PepsiCo, Inc.	4,817	725,874
SPECIALTY CHEMICALS—0.5%
Ecolab, Inc.	1,935	484,118
SYSTEMS SOFTWARE—12.3%
Microsoft Corp.	27,595	11,453,581
Oracle Corp.	2,986	507,799

		11,961,380
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	29,563	6,976,868
TRANSACTION & PAYMENT PROCESSING SERVICES—4.6%
Visa, Inc., Cl. A	13,126	4,486,467
TOTAL COMMON STOCKS (Cost $26,346,330)		95,822,345
REAL ESTATE INVESTMENT TRUST—1.6%
DATA CENTER—0.8%
Equinix, Inc.	906	827,776
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.6% (CONT.)
INDUSTRIAL—0.8%
Prologis, Inc.	6,253	$ 745,670
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $889,522)		1,573,446
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.26%(a)	343,006	343,006
(Cost $343,006)		343,006

Total Investments (Cost $27,578,858)	100.2%	$97,738,797
Unaffiliated Securities (Cost $27,578,858)		97,738,797
Liabilities in Excess of Other Assets	(0.2)%	(163,033)
NET ASSETS	100.0%	$97,575,764

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$640,032,920	$640,032,920	$—	$—
Consumer Discretionary	654,847,473	617,178,838	37,668,635	—
Consumer Staples	22,839,819	22,839,819	—	—
Energy	21,517,821	21,517,821	—	—
Financials	191,310,946	191,310,946	—	—
Healthcare	193,189,463	193,189,463	—	—
Industrials	347,057,934	347,057,934	—	—
Information Technology	1,863,457,786	1,863,457,786	—	—
Materials	26,762,542	26,762,542	—	—
Utilities	94,456,859	94,456,859	—	—
TOTAL COMMON STOCKS	$4,055,473,563	$4,017,804,928	$37,668,635	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	56,208,888	—	—	56,208,888
TOTAL PREFERRED STOCKS	$56,208,888	$—	$—	$56,208,888
REAL ESTATE INVESTMENT TRUST
Real Estate	36,063,988	36,063,988	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	9,849,096	—	—	9,849,096
SHORT-TERM INVESTMENTS
Money Market Funds	75,089	75,089	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,157,670,624	$4,053,944,005	$37,668,635	$66,057,984
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(10,782,423)	(6,860,386)	(3,922,037)	—
Consumer Discretionary	(42,530,544)	(42,530,544)	—	—
Consumer Staples	(27,456,480)	(27,456,480)	—	—
Energy	(13,541,251)	(13,541,251)	—	—
Exchange Traded Fund	(21,311,145)	(21,311,145)	—	—
Healthcare	(57,681,279)	(57,681,279)	—	—
Industrials	(39,979,368)	(39,979,368)	—	—
Information Technology	(47,703,316)	(47,703,316)	—	—
Market Indices	(88,737,358)	(88,737,358)	—	—
Materials	(18,958,016)	(18,958,016)	—	—
TOTAL COMMON STOCKS	$(368,681,180)	$(364,759,143)	$(3,922,037)	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$16,930,175	$16,930,175	$—	$—
Consumer Discretionary	21,239,549	20,640,362	599,187	—
Energy	300,064	300,064	—	—
Financials	17,386,820	17,386,820	—	—
Healthcare	30,313,432	27,560,073	—	2,753,359
Industrials	30,498,726	30,498,726	—	—
Information Technology	40,280,774	40,280,774	—	—
Real Estate	5,937,082	5,937,082	—	—
Utilities	2,233,265	2,233,265	—	—
TOTAL COMMON STOCKS	$165,119,887	$161,767,341	$599,187	$2,753,359
PREFERRED STOCKS
Healthcare	962,747 [1]	—	—	962,747 [1]
Information Technology	1,977,481	—	—	1,977,481
TOTAL PREFERRED STOCKS	$2,940,228	$—	$—	$2,940,228
RIGHTS
Healthcare	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,218,232	—	—	1,218,232
SHORT-TERM INVESTMENTS
Money Market Funds	8,669,188	8,669,188	—	—
U.S. Treasury Obligations	5,996,500	—	5,996,500	—
TOTAL SHORT-TERM INVESTMENTS	$14,665,688	$8,669,188	$5,996,500	$—
PURCHASED OPTIONS
Communication Services	92,282	92,282	—	—
Exchange Traded Options - Purchased	341,280	341,280	—	—
TOTAL PURCHASED OPTIONS	$433,562	$433,562	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$184,377,597	$170,870,091	$6,595,687	$6,911,819
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
OTC Contracts for difference	25,974	—	25,974	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(3,198,506)	$(3,198,506)	$—	$—
Consumer Discretionary	(5,703,319)	(5,703,319)	—	—
Consumer Staples	(2,465,531)	(2,465,531)	—	—
Exchange Traded Funds	(3,488,759)	(3,488,759)	—	—
Financials	(1,485,860)	(1,485,860)	—	—
Healthcare	(7,857,228)	(7,857,228)	—	—
Industrials	(9,434,039)	(9,434,039)	—	—
Information Technology	(14,679,222)	(14,679,222)	—	—
Market Indices	(1,920,448)	(1,920,448)	—	—
Materials	(1,676,080)	(1,676,080)	—	—
Real Estate	(275,055)	(275,055)	—	—
TOTAL COMMON STOCKS	$(52,184,047)	$(52,184,047)	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(138,555)	(138,555)	—	—
TOTAL SECURITIES SOLD SHORT	$(52,322,602)	$(52,322,602)	$—	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,360,849	$—	$1,360,849	$—
Consumer Discretionary	3,310,011	1,550,505	1,759,506	—
Consumer Staples	1,918,940	838,639	1,080,301	—
Energy	587,430	587,430	—	—
Financials	1,652,759	814,536	838,223	—
Healthcare	1,330,290	305,746	1,024,544	—
Industrials	1,889,800	162,355	1,727,445	—
Information Technology	4,254,174	604,516	3,649,658	—
Real Estate	463,356	—	463,356	—
Utilities	249,594	—	249,594	—
TOTAL COMMON STOCKS	$17,017,203	$4,863,727	$12,153,476	$—
SHORT-TERM INVESTMENTS
Money Market Funds	443,838	443,838	—	—
TOTAL INVESTMENTS IN SECURITIES	$17,461,041	$5,307,565	$12,153,476	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,107,165	$10,107,165	$—	$—
Consumer Discretionary	14,395,792	14,395,792	—	—
Consumer Staples	1,630,188	1,630,188	—	—
Financials	7,418,763	7,418,763	—	—
Healthcare	7,574,305	7,574,305	—	—
Industrials	6,424,105	6,424,105	—	—
Information Technology	45,717,016	45,717,016	—	—
Materials	1,183,470	1,183,470	—	—
Utilities	1,371,541	1,371,541	—	—
TOTAL COMMON STOCKS	$95,822,345	$95,822,345	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,573,446	1,573,446	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	343,006	343,006	—	—
TOTAL INVESTMENTS IN SECURITIES	$97,738,797	$97,738,797	$—	$—

[1]
Alger Spectra Fund's and Alger Dynamic Opportunities Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.

[2]	Alger Dynamic Opportunities Fund's holdings of Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2024	$16,953,271*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(331,906)
Purchases and Sales/Distributions
Purchases	39,587,523
Sales/Distributions	—
Closing balance at January 31, 2025	56,208,888*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(331,906)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$10,361,871
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(512,775)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	9,849,096
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(512,775)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2024	$3,067,033
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(313,674)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	2,753,359
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(313,674)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,976,151*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(35,923)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	2,940,228*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(35,923)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2024	$39,094
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(39,094)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(39,094)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,281,657
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(63,425)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2025	1,218,232
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2025	$(63,425)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value January 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$56,208,888	Market Approach	Revenue Multiple	9.00x-22.57x	14.71x
	—**	Income Approach	Discount Rate	100%	N/A*
Special Purpose Vehicle	9,849,096	Market Approach	Revenue Multiple	9.00x	N/A*
Alger Dynamic Opportunities Fund
Common Stocks	2,753,359	Market Approach	Revenue Multiple	1.11x	N/A*
Preferred Stocks	2,940,228	Market Approach	Revenue Multiple	1.11x - 22.57x	15.54x
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	—***	Income Approach	Discount Rate	100%	N/A*

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Special Purpose Vehicle	$1,218,232	Market Approach	Revenue Multiple	9.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.
***	Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of January 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended January 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2025, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
NOTE 5 — Affiliated Securities:

During the period ended January 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Spectra Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(316,050)	$6,070,512
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(196,725)	3,778,584
Total	—	—	—	—	$—	$—	$(512,775)	$9,849,096

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at January 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2025
Alger Dynamic Opportunities Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(39,775)	$763,976
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(23,650)	454,256
Total	—	—	—	—	$—	$—	$(63,425)	$1,218,232

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
January 31, 2025.